Mine standby costs (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of Mine Standby Costs

	December 31, 2020	December 31, 2019

Lamaque	$3,086	$—
Skouries	8,890	7,911
Vila Nova	746	2,115
Other mine standby costs	2,953	7,308
	$15,675	$17,334